Equity Incentive Plan - Summary of Restricted Stock Activity (Details) - Restricted Stock Units (RSUs)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Stock Options
Outstanding - January 1, 2022 (in shares) | shares	60,000
Grants (in shares) | shares	3,862,943
Vested (in shares) | shares	(915,000)
Forfeited (in shares) | shares	0
Outstanding - June 30, 2022 (in shares) | shares	3,007,943
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, outstanding - January 1, 2022 (in USD per share) | $ / shares	$ 3.46
Weighted average grant date fair value, granted (in USD per share) | $ / shares	2.10
Weighted average grant date fair value, vested (in USD per share) | $ / shares	2.22
Weighted average grant date fair value, forfeited (in USD per share) | $ / shares	0
Weighted average grant date fair value, outstanding - June 30, 2022 (in USD per share) | $ / shares	$ 2.09